AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
       SUPPLEMENT TO AMERITAS LOW-LOAD VARIABLE UNIVERSAL LIFE PROSPECTUS
                               DATED MAY 1, 2000
                          SUPPLEMENT DATED MAY 5, 2000

The Neuberger Berman AMT Liquid Asset portfolio is not and has never been available as an investment option under the Ameritas Low-Load Variable Universal Life Policy. Therefore, page 8 of the May 1, 2000 prospectus is corrected by deleting the words "Liquid Asset" and the numbers in that line from the fund expense chart, as well as the related footnote. The Fund Expense Summary should read as follows:

FUND EXPENSE SUMMARY
Fee information about the Funds was provided to Ameritas by the Funds. Ameritas has not independently verified such information. The amount of expenses borne by each portfolio for the fiscal year ended December 31, 1999, was as follows:

                            INVESTMENT                      WAIVERS AND/OR           TOTAL
                            ADVISORY &     OTHER            REIMBURSEMENTS, (REFLECTING WAIVERS AND/OR
PORTFOLIO                   MANAGEMENT   EXPENSES     TOTAL     IF ANY       REIMBURSEMENTS, IF ANY)
VANGUARD(1)
Money Market                    0.16%      0.04%     0.20%        -                  0.20%
High-Grade Bond                 0.19%      0.04%     0.23%        -                  0.23%
High Yield Bond                 0.26%      0.03%     0.29%        -                  0.29%
Balanced                        0.27%      0.02%     0.29%        -                  0.29%
Equity Income                   0.31%      0.02%     0.33%        -                  0.33%
Equity Index                    0.17%      0.01%     0.18%        -                  0.18%
Growth                          0.33%      0.02%     0.35%        -                  0.35%
Small Company Growth            0.45%      0.04%     0.49%        -                  0.49%
International                   0.38%      0.08%     0.46%        -                  0.46%

CVS SOCIAL PORTFOLIOS
Social Small Cap Growth         1.00%      0.58%(2)  1.58%        -                  1.58%
Social Mid Cap Growth           0.90%      0.21%(2)  1.11%        -                  1.11%
Social International Equity     1.10%      0.50%(2)  1.60%(3)     -                  1.60%
Social Balanced                 0.70%      0.19%(2)  0.89%        -                  0.89%

NEUBERGER BERMAN AMT
Limited Maturity Bond           0.65%      0.11%     0.76%        -                  0.76%
Growth                          0.84%      0.08%     0.92%        -                  0.92%
Partners                        0.80%      0.07%     0.87%        -                  0.87%
Balanced                        0.85%      0.17%     1.02%        -                  1.02%

Berger IPT
Growth Fund                     0.75%      1.44%     2.19%        1.19%              1.00%(4)
Small Company Growth            0.90%      0.63%     1.53%        0.38%              1.15%(4)

RYDEX(5)
Nova Fund                       0.74%      0.80%     1.55%        -                  1.55%
Ursa Fund                       0.90%      0.83%     1.73%        -                  1.73%
OTC Fund                        0.75%      0.80%     1.96%        -                  1.96%
Precious Metals Fund            0.75%      1.42%     2.17%        -                  2.17%
U.S. Government Bond Fund       0.50%      1.02%     1.52%        -                  1.52%


(1) Vanguard has a 9/30/99 fiscal year end. (All other Funds have a 12/31/99 fiscal year end.)
(2) "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be as follows:
                      CVS Social Small Cap Growth      1.15%
                      CVS Social Mid Cap Growth        1.02%
                      CVS Social International Equity  1.50%
                      CVS Social Balanced              0.86%
(3) Total expenses have been restated to reflect expenses expected to be incurred in 2000, resulting from a change in 1999 to the administrative agreement, as approved by the shareholders.
(4)  Expenses reflect fee waiver and reimbursement.
(5) For the period ending December 31, 1999, there were no waivers or reimbursements.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS LIFE INSURANCE CORP. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AMERITAS AT 1-800-255-9678.